Balance Sheet Components - Accrued Expenses and Other current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and employee benefits	$ 2,214	$ 1,447	$ 1,148
Accrued bonus	6,671	5,857	2,686
Accrued sales and use taxes	2,003	1,887	706
Accrued rebates	1,485	609	160
Vendor accruals	5,337	1,574	19
Accrued commissions	2,639	1,470	714
Contingent consideration, current	5,336	1,316
ESPP contribution withheld	880
Accrued professional services	582	295	13
Other accrued expenses	1,656	1,697	648
Total	$ 28,803	$ 16,152	$ 6,094